Segment information (Tables)	9 Months Ended
Sep. 30, 2024
Segment information
Schedule of asset and income by segment
	As at September 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	6,860,179	6,983,513	13,843,692
Non-current assets	5,183,110	—	5,183,110
Current liabilities	3,681,035	—	3,681,035
Non-current liabilities	—	—	—
	As at December 31, 2023
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	3,897,317	7,187,988	11,085,305
Non-current assets	5,482,157	907,366	6,389,523
Current liabilities	4,565,566	—	4,565,566
Non-current liabilities	—	—	—
	For the nine months ended September 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(1,998)	(438,818)	(440,816)
Total operating expenses	9,894,725	307	9,895,032
Net (loss) income	(9,897,762)	438,511	(9,459,251)

	For the three months ended September 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(14,107)	(149,761)	(163,868)
Total operating expenses	4,181,008	62	4,181,070
Net (loss) income	(4,165,026)	149,699	(4,015,327)
	For the nine months ended September 30, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(193,848)	(438,724)	(632,572)
Total operating expenses	21,988,188	184	21,988,372
Net (loss) income	(17,017,562)	438,540	(16,579,022)

	For the three months ended September 30, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(22,545)	(151,523)	(174,068)
Total operating expenses	3,311,874	3	3,311,877
Net (loss) income	(1,951,904)	820,704	(1,131,200)